                        SUPPLEMENT DATED MAY 1, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please keep it and keep it with your prospectus for future reference.

Income Payments

The following sentence should be inserted as the second sentence in the first paragraph in the "Income Payments" section of the prospectus:

   "The Annuity Commencement Date may not be a date beyond the oldest Annuitant's 100th birthday."

In addition, for "Plan 6 -- Fixed Income for Life" in the "Optional Payment Plans" provision under the "Income Payments" section, the reference to "age 95" should be revised to read "age 100."

Guaranteed Minimum Withdrawal Benefit for Life Rider

The disclosure in the prospectus for the Guaranteed Minimum Withdrawal Benefit for Life Rider is revised by replacing the last paragraph (including the two bullets) in the "Withdrawals" subsection with the following:

   Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

     . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

     . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency, to no less than annually, so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

  Genworth Life of New York VA Separate Account 1 (formerly, GE Capital Life
                             Separate Account II)
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                  Form NY1157

                                  Issued by:
    Genworth Life Insurance Company of New York (formerly, GE Capital Life
                        Assurance Company of New York)
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                       Variable Annuity Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") for individuals and some qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (formerly,
GE Capital Life Assurance Company of New York) (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract and Genworth Life of New York VA Separate Account 1 (formerly, GE Capital Life Separate Account II) (the "Separate Account") that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:
AIM Variable Insurance Funds:
  AIM V.I. Basic Value Fund -- Series II Shares
  AIM V.I. Capital Appreciation Fund -- Series I Shares
  AIM V.I. Core Equity Fund -- Series I Shares/1/
  AIM V.I. International Growth Fund -- Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Global Technology Portfolio --  Class B
  AllianceBernstein Growth and Income Portfolio --Class B
  AllianceBernstein International Value Portfolio --Class B
  AllianceBernstein Large Cap Growth Portfolio --  Class B
  AllianceBernstein Small Cap Growth Portfolio --
    Class B/ /

American Century Variable Portfolios II, Inc.:
  VP Inflation Protection Fund -- Class II

Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico
   Growth Portfolio)
  Columbia Marsico International Opportunities Fund, Variable Series (formerly,
   Nations Marsico International Opportunities Portfolio)

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
  VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
  Evergreen VA Omega Fund -- Class 2
 /1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
     Core Equity Fund.

FAM Variable Series Funds, Inc.:
  Mercury Basic Value V.I. Fund -- Class III Shares
  Mercury Global Allocation V.I. Fund -- Class III Shares
  Mercury Large Cap Growth V.I. Fund -- Class III Shares
  Mercury Value Opportunities V.I. Fund -- Class III Shares

Federated Insurance Series:
  Federated High Income Bond Fund II* -- Service Shares
  Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
  VIP Balanced Portfolio -- Service Class 2
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
  Franklin Income Securities Fund -- Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
  Income Fund
  Mid-Cap Equity Fund
  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)
  Total Return Fund -- Class 1 Shares/1/
  Total Return Fund -- Class 3 Shares/1/
  U.S. Equity Fund
  Value Equity Fund

Janus Aspen Series:
  Balanced Portfolio -- Service Shares
  Forty Portfolio -- Service Shares

Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc):
  Legg Mason Partners Variable All Cap Portfolio --Class II (formerly, Salomon
   Brothers Variable All Cap Fund)
  Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly,
   Salomon Brothers Variable Total Return Fund)

Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series
Fund):
  Legg Mason Partners Variable Aggressive Growth Fund -- Class II (formerly,
   Salomon Brothers Variable Aggressive Growth Fund)

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
  Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares
  Oppenheimer Global Securities Fund/VA -- Service Shares
  Oppenheimer Main Street Fund/VA -- Service Shares
  Oppenheimer Main Street Small Cap Fund/VA --Service Shares
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly, Oppenheimer
   Aggressive Growth Fund/VA -- Service Shares)


/1/ GE Investments Funds, Inc. recently adopted a multiple class plan for the Total Return Fund that took effect on May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. The Subaccount will invest in Class 3 shares, a new share class of the Total Return Fund, for contracts issued on or after May 1, 2006.

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio --Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Rydex Variable Trust:
  OTC Fund

Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares
The following Portfolio is not available for new purchase payments or transfers:

Janus Aspen Series:
  International Growth Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
  VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
  Goldman Sachs Mid Cap Value Fund

MFS(R) Variable Insurance Trust:
  MFS(R) New Discovery Series -- Service Class Shares
* These Portfolios may invest in lower quality debt securities commonly referred to as "junk bonds."

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . MAY go down in value

Both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits with the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2006, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:

                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2006.

Table of Contents


                Definitions.................................................  8

                Fee Tables.................................................. 11
                   Examples................................................. 13

                Synopsis.................................................... 15

                Condensed Financial Information............................. 19

                Investment Results.......................................... 19

                Financial Statements........................................ 19

                The Company................................................. 20

                The Separate Account........................................ 21
                   The Portfolios........................................... 21
                   Subaccounts.............................................. 22
                   Voting Rights............................................ 33
                   Asset Allocation Program................................. 34

                Charges and Other Deductions................................ 43
                   Transaction Expenses..................................... 44
                   Deductions from the Separate Account..................... 45
                   Guaranteed Minimum Withdrawal Benefit for Life Rider
                     Option Charge.......................................... 46
                   Payment Protection Rider Option Charge................... 46
                   Other Charges............................................ 46

                The Contract................................................ 48
                   Purchase of the Contract................................. 48
                   Ownership................................................ 49
                   Assignment............................................... 50
                   Purchase Payments........................................ 51
                   Valuation Day and Valuation Period....................... 51
                   Allocation of Purchase Payments.......................... 51
                   Valuation of Accumulation Units.......................... 52

                Transfers................................................... 54
                   Transfers Before the Annuity Commencement Date........... 54
                   Transfers Among the Subaccounts.......................... 54
                   Telephone/Internet Transactions.......................... 56
                   Confirmation of Transactions............................. 57
                   Special Note on Reliability.............................. 57
                   Transfers by Third Parties............................... 57
                   Special Note on Frequent Transfers....................... 58
                   Dollar Cost Averaging Program............................ 61
                   Portfolio Rebalancing Program............................ 62

                Surrenders and Partial Withdrawals..........................  63
                   Surrenders and Partial Withdrawals.......................  63
                   Systematic Withdrawal Program............................  64
                   Guaranteed Minimum Withdrawal Benefit for Life Rider
                     Option.................................................  66

                The Death Benefit...........................................  78
                   Distribution Provisions Upon Death of Owner or Joint
                     Owner..................................................  78
                   Death Benefit at Death of any Annuitant before Annuity
                     Commencement Date......................................  78
                   Annual Step-Up Death Benefit Rider Option................  79
                   Termination of Death Benefit Rider Option When Contract
                     Assigned or Sold.......................................  81
                   How to Claim Proceeds and/or Death Benefit Payments......  81
                   Distribution Rules.......................................  83

                Income Payments.............................................  84
                   Optional Payment Plans...................................  86
                   Variable Income Payments.................................  88
                   Transfers After the Annuity Commencement Date............  89
                   Payment Protection Rider Option..........................  89

                Federal Tax Matters......................................... 103
                   Introduction............................................. 103
                   Taxation of Non-Qualified Contracts...................... 103
                   Section 1035 Exchanges................................... 108
                   Qualified Retirement Plans............................... 108
                   Federal Income Tax Withholding........................... 114
                   State Income Tax Withholding............................. 114
                   Tax Status of the Company................................ 114
                   Changes in the Law....................................... 114

                Requesting Payments......................................... 115

                Sale of the Contracts....................................... 117

                Additional Information...................................... 120
                   Owner Questions.......................................... 120
                   Return Privilege......................................... 120
                   State Regulation......................................... 120
                   Evidence of Death, Age, Gender or Survival............... 120
                   Records and Reports...................................... 120
                   Other Information........................................ 121
                   Legal Proceedings........................................ 121

                Appendix A -- Examples of the Available Death Benefits...... A-1

                Appendix B -- Condensed Financial Information............... B-1

Table of Contents for Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus.

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Option and the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

                      Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

                      Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, each one year period following the Benefit Date and each anniversary of that date.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts.

                      Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Option and the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

                      Income Start Date -- For the Payment Protection Rider Option, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of the Payment Protection Rider Option.

                      Income Start Value -- For the Payment Protection Rider Option, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

                      Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Option and the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. The Investment Strategy is required in order to receive the full benefit under the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

                      Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of the Payment Protection Rider Option.

                      Portfolio -- A division of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

                      Rider Death Benefit -- The death benefit payable under the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

                      Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable surrender charge, premium tax and any optional benefit charges.

                      Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                      Withdrawal Base -- The amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

                      Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

                      Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase Number of Full and  Surrender Charge as
 payments withdrawn or surrendered)           Partially Completed a Percentage of the
                                              Years Since We      Purchase Payment
                                              Received the        Withdrawn or
                                              Purchase Payment    Surrendered/1/
                                              ---------------------------------------
                                                       0                  6%
                                                       1                  5%
                                                       2                  4%
                                                       3                  2%
                                                   4 or more              0%
-------------------------------------------------------------------------------------
               Transfer Charge                               $10.00/2/
-------------------------------------------------------------------------------------

                    /1/ You may withdraw an amount equal to the greater of 10%
                        of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

                    /2/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the first transfer in a calendar month.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
----------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                     1.55%
----------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                         0.15%
----------------------------------------------------------------------------------------------
Optional Benefits/1/
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------
                                                                             Current Maximum
                                                                             Charge  Charge/2/
                                                                             -----------------
  Payment Protection Rider Option                                             0.40%     1.00%
----------------------------------------------------------------------------------------------
  Guaranteed Minimum Withdrawal Benefit for Life Rider Option
----------------------------------------------------------------------------------------------
   Single Annuitant Contract                                                  0.60%     2.00%
                                                                             -----------------
   Joint Annuitant Contract                                                   0.75%     2.00%
----------------------------------------------------------------------------------------------
Optional Benefits/3/
 (as a percentage of your Contract Value at the time the charge is taken)/4/
----------------------------------------------------------------------------------------------
  Annual Step-Up Death Benefit Rider Option                                   0.20%     0.20%
----------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                2.45%  3.70%/5/
----------------------------------------------------------------------------------------------

                    /1/ The Payment Protection Rider Option and the Guaranteed
                        Minimum Withdrawal Benefit for Life Rider Option may not be elected together. Only one may be elected and must be elected at the time of application. We reserve the right to discontinue offering these riders at any time and for any reason.

                    /2/ The maximum charge reflects the charge that the rider
                        is guaranteed never to exceed.

                    /3/ The Annual Step-Up Death Benefit Rider Option is not
                        available with the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

                    /4/ The charge for the optional benefit is taken in arrears on each contract anniversary and at the time the contract is surrendered.

                    /5/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option as a Joint Annuitant contract. If another combination of optional benefits was elected, or if no optional benefit was elected, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.40%   2.51%
                       ---------------------------------------------------------

                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES
                      These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Guaranteed Minimum Withdrawal Benefit
                           for Life Rider Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,157 $2,189  $3,012   $5,847

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $617  $1,829  $3,012   $5,847

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . total Separate Account charges of 1.70% (deducted
                           daily at an effective annual rate of the assets in the Separate Account); and

                         . a maximum charge of 2.00% for the Guaranteed Minimum
                           Withdrawal Benefit for Life Rider Option (deducted daily at an effective annual rate of the assets in the Separate Account).

                      If the optional riders are not elected, the expense figures shown above would be lower.

Synopsis


                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from a Payment Protection Plan pursuant to the election of the Payment Protection Rider Option. All income payments made from a Payment Protection Plan will be made in accordance with the terms of the Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Option" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Payment Protection Rider" provision of this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

                      What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any purchase payments made and then from any gain in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

                      We assess contract charges in the aggregate at an effective annual rate of 1.70% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.15%. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

                      There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision of this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if the Payment Protection Rider Option is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

                      What happens if I die before the Annuity Commencement
                      Date?   Before the Annuity Commencement Date, if an
                      owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus.

                      May I transfer assets among Subaccounts? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers" and "Income
                      Payments -- Transfers After the Annuity Commencement Date" provisions of this prospectus. In addition, if you elect the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Option" and "Income Payments -- Payment Protection Rider Option" provisions of this prospectus.

                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract

                      Value. See "The Death Benefit" provision. If you elect the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or the Payment Protection Rider Option, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial
                      Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Option" and "Income Payments -- Payment Protection Rider Option" provisions of this prospectus.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract).

                      If you exercise this right, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by New York State law, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. See "The Contract -- Allocation of Purchase Payments," "Surrenders and Partial
                      Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Option" and the "Income Payments -- Payment Protection Rider Option" provisions of this prospectus.

                      What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit Values.

                      Please see Appendix B of this prospectus for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of distributions of the Portfolios, the Portfolios' charges and expenses (including 12b-1 or service share fees), and charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, and the charges for any optional riders. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The financial statements for the Company and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

                      We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in its advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS
                      There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments. However, if you elect the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. You currently may change your future purchase payment allocation without penalty or charges. However, certain benefits provided by the rider may be reduced if allocations are not made in accordance with the prescribed

                      Investment Strategy. In addition, there are limitations on the number of transfers that may be made in a calendar year. See the "Transfers" provision for additional information.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS
                      You may invest in up to 20 Subaccounts of the Portfolios listed below at any one time. If you elect the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Option" and "Income
                      Payments -- Payment Protection Rider Option" provisions of this prospectus.

                                                                                                  Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                          Investment Objective                as applicable)
                    ----------------------------------------------------------------------------------------------------------
AIM VARIABLE        AIM V.I. Basic Value Fund --             Seeks to provide long-term growth    A I M Advisors, Inc.
INSURANCE FUNDS     Series II shares                         of capital.
                    ----------------------------------------------------------------------------------------------------------
                    AIM V.I. Capital Appreciation Fund --    Seeks to provide growth of capital.  A I M Advisors, Inc.
                    Series I shares
                    ----------------------------------------------------------------------------------------------------------
                    AIM V.I. Core Equity Fund --             Seeks to provide growth of capital.  A I M Advisors, Inc.
                     Series I shares/1/
                    ----------------------------------------------------------------------------------------------------------
                    AIM V.I. International Growth Fund --    Seeks to provide long-term growth    A I M Advisors, Inc.
                    Series II shares                         of capital.
                    ----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN   AllianceBernstein Global Technology      Long-term growth of capital.         Alliance Capital
VARIABLE PRODUCTS   Portfolio -- Class B                                                          Management, L.P.
SERIES FUND, INC.
                    ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Growth and Income      Long-term growth of capital.         Alliance Capital
                    Portfolio -- Class B                                                          Management, L.P.
                    ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein International Value    Long-term growth of capital.         Alliance Capital
                    Portfolio -- Class B                                                          Management, L.P.
                    ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Large Cap Growth       Long-term growth of capital.         Alliance Capital
                    Portfolio -- Class B                                                          Management, L.P.
                    ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Small Cap Growth       Long-term growth of capital.         Alliance Capital
                    Portfolio -- Class B                                                          Management, L.P.
                    ----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY    VP Inflation Protection Fund -- Class II Pursues long-term total return using American Century Investment
VARIABLE                                                     a strategy that seeks to protect     Management, Inc.
PORTFOLIOS II, INC.                                          against U.S. inflation.
                    ----------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS      Columbia Marsico Growth Fund,            The fund seeks long-term growth of   Columbia Management
VARIABLE INSURANCE  Variable Series (formerly, Nations       capital.                             Advisors, LLC (subadvised by
TRUST I (FORMERLY,  Marsico Growth Portfolio)                                                     Marsico Capital
NATIONS SEPARATE                                                                                  Management, LLC)
ACCOUNT TRUST)
                    ----------------------------------------------------------------------------------------------------------
                    Columbia Marsico Growth Fund,            The fund seeks long-term growth of   Columbia Management
                    Variable Series (formerly, Nations       capital.                             Advisors, LLC (subadvised by
                    Marsico International Opportunities                                           Marsico Capital
                    Portfolio)                                                                    Management, LLC)
                    ----------------------------------------------------------------------------------------------------------
EATON VANCE         VT Floating-Rate Income Fund             Seeks high current income.           Eaton Vance Management
VARIABLE TRUST
                    ----------------------------------------------------------------------------------------------------------
                    VT Worldwide Health Sciences Fund        Seeks long-term capital growth by    OrbiMed Advisors LLC
                                                             investing in a worldwide and
                                                             diversified portfolio of health
                                                             sciences companies.
                    ----------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE  Evergreen VA Omega Fund -- Class 2       Seeks long-term capital growth.      Evergreen Investment
ANNUITY TRUST                                                                                     Management Company, LLC
                    ----------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES Mercury Basic Value V.I. Fund --         Seeks capital appreciation and,      Merrill Lynch Investment
FUNDS, INC.         Class III Shares                         secondarily, income.                 Managers, L.P., dba Mercury
                                                                                                  Advisors
                    ----------------------------------------------------------------------------------------------------------
                    Mercury Global Allocation V.I. Fund --   Seeks high total investment return.  Merrill Lynch Investment
                    Class III Shares                                                              Managers, L.P., dba Mercury
                                                                                                  Advisors
                    ----------------------------------------------------------------------------------------------------------

                    /1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I. Core Equity Fund.

                                                                                                  Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                         Investment Objective                as applicable)
                     ----------------------------------------------------------------------------------------------------------
                     Mercury Large Cap Growth V.I. Fund --   Seeks long-term capital growth.      Merrill Lynch Investment
                     Class III Shares                                                             Managers, L.P., dba Mercury
                                                                                                  Advisors
                     ----------------------------------------------------------------------------------------------------------
                     Mercury Value Opportunities V.I.        Seeks long-term growth of capital.   Merrill Lynch Investment
                     Fund -- Class III Shares                                                     Managers, L.P., dba Mercury
                                                                                                  Advisors
                     ----------------------------------------------------------------------------------------------------------
FEDERATED            Federated High Income Bond Fund II --   Seeks high current income by         Federated Investment
INSURANCE SERIES     Service Shares                          investing in lower-rated corporate   Management Company
                                                             debt obligations, commonly referred
                                                             to as "junk bonds."
                     ----------------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --           Seeks capital appreciation.          Federated Equity
                     Service Shares                                                               Management Company of
                                                                                                  Pennsylvania (subadvised by
                                                                                                  Federated Global Investment
                                                                                                  Management Corp.)
                     ----------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --               Seeks income and capital growth      Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                         consistent with reasonable risk.     Research Company
FUND
                     ----------------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --          Seeks long-term capital              Fidelity Management &
                     Service Class 2                         appreciation.                        Research Company
                                                                                                  (subadvised by Fidelity
                                                                                                  Management & Research
                                                                                                  (U.K.) Inc., Fidelity
                                                                                                  Management & Research
                                                                                                  (Far East) Inc., Fidelity
                                                                                                  Investments Japan Limited
                                                                                                  and FMR Co., Inc.)
                     ----------------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management &
                     Portfolio -- Service Class 2                                                 Research Company
                                                                                                  (subadvised by Fidelity
                                                                                                  Management & Research
                                                                                                  (U.K.) Inc., Fidelity
                                                                                                  Management & Research
                                                                                                  (Far East) Inc., Fidelity
                                                                                                  Investments Japan Limited
                                                                                                  and FMR Co., Inc.)
                     ----------------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --          Seeks reasonable income. The fund    Fidelity Management &
                     Service Class 2                         will also consider the potential for Research Company
                                                             capital appreciation. The fund's     (subadvised by FMR Co., Inc.)
                                                             goal is to achieve a yield which
                                                             exceeds the composite yield on the
                                                             securities comprising the Standard
                                                             & Poors 500/SM/ Index (S&P 500(R)).


                     ----------------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio -- Service Class 2 Seeks to achieve capital             Fidelity Management &
                                                             appreciation.                        Research Company
                                                                                                  (subadvised by FMR Co., Inc.)
                     ----------------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                  as applicable)
                   --------------------------------------------------------------------------------------------------------
                   VIP Growth & Income Portfolio --    Seeks high total return through a   Fidelity Management &
                   Service Class 2                     combination of current income and   Research Company
                                                       capital appreciation.               (subadvised by Fidelity
                                                                                           Management & Research
                                                                                           (U.K.) Inc., Fidelity
                                                                                           Management & Research (Far
                                                                                           East) Inc., Fidelity Investments
                                                                                           Japan Limited and FMR
                                                                                           Co., Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --            Seeks long-term growth of capital.  Fidelity Management &
                   Service Class 2                                                         Research Company
                                                                                           (subadvised by Fidelity
                                                                                           Management & Research
                                                                                           (U.K.) Inc., Fidelity
                                                                                           Management & Research (Far
                                                                                           East) Inc., Fidelity Investments
                                                                                           Japan Limited and FMR
                                                                                           Co., Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio --   Seeks capital appreciation.         Fidelity Management &
                   Service Class 2                                                         Research Company
                                                                                           (subadvised by FMR Co., Inc.)
                   --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities Fund --  Seeks to maximize income while      Franklin Advisers, Inc.
VARIABLE INSURANCE Class 2 Shares                      maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities. The fund seeks income
                                                       by investing in corporate, foreign
                                                       and U.S. Treasury bonds as well as
                                                       stocks with dividend yields the
                                                       manager believes are attractive.
                   --------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --    Seeks capital appreciation, with    Franklin Mutual Advisers, LLC
                   Class 2 Shares                      income as a secondary goal. The
                                                       fund normally invests mainly in
                                                       equity securities that the manager
                                                       believes are undervalued. The fund
                                                       normally invests primarily in
                                                       undervalued stocks and to a lesser
                                                       extent in risk arbitrage securities
                                                       and distressed companies.
                   --------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities Fund -- Seeks long-term capital growth. The Templeton Global Advisors
                   Class 2 Shares                      fund normally invests primarily in  Limited
                                                       equity securities of companies
                                                       located anywhere in the world,
                                                       including those in the U.S. and in
                                                       emerging markets.
                   --------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                         Seeks maximum income consistent     GE Asset Management
FUNDS, INC.                                            with prudent investment             Incorporated
                                                       management and the preservation
                                                       of capital.
                   --------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund                 Seeks long-term growth of capital   GE Asset Management
                                                       and future income.                  Incorporated
                   --------------------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective               as applicable)
                   ----------------------------------------------------------------------------------------------------
                   Money Market Fund/1/                 Seeks a high level of current      GE Asset Management
                                                        income consistent with the         Incorporated
                                                        preservation of capital and
                                                        maintenance of liquidity.
                   ----------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund           Seeks long-term growth of capital  GE Asset Management
                                                        and future income rather than      Incorporated
                                                        current income.
                   ----------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund          Seeks maximum total return         GE Asset Management
                                                        through current income and capital Incorporated (subadvised by
                                                        appreciation.                      Urdang Securities
                                                                                           Management, Inc.)
                   ----------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/             Seeks growth of capital and        GE Asset Management
                                                        accumulation of income that        Incorporated
                                                        corresponds to the investment      (subadvised by SSgA Funds
                                                        return of S&P's 500 Composite      Management, Inc.)
                                                        Stock Index.
                   ----------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund (formerly,     Seeks long-term growth of capital. GE Asset Management
                   Small-Cap Value Equity Fund)                                            Incorporated (subadvised by
                                                                                           Palisade Capital Management,
                                                                                           L.L.C.)
                   ----------------------------------------------------------------------------------------------------
                   Total Return Fund/3/                 Seeks the highest total return,    GE Asset Management
                                                        composed of current income and     Incorporated
                                                        capital appreciation, as is
                                                        consistent with prudent investment
                                                        risk.
                   ----------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                     Seeks long-term growth of capital. GE Asset Management
                                                                                           Incorporated
                   ----------------------------------------------------------------------------------------------------
                   Value Equity Fund                    Seeks long-term growth of capital  GE Asset Management
                                                        and future income.                 Incorporated
                   ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service Shares Seeks long-term capital growth,    Janus Capital
                                                        consistent with preservation of    Management LLC
                                                        capital and balanced by current
                                                        income.
                   ----------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /3/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                                                                                                     Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                            Investment Objective                  as applicable)
                   --------------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares        A non-diversified portfolio that           Janus Capital
                                                            seeks long-term growth of capital./1/      Management LLC
                   --------------------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Partners Variable All Cap     Seeks capital appreciation through         Salomon Brothers Asset
PARTNERS VARIABLE  Portfolio -- Class II (formerly, Salomon investment in securities which the         Management Inc
PORTFOLIOS I, INC. Brothers Variable All Cap Fund)          managers believe have above-
(FORMERLY, SALOMON                                          average capital appreciation
BROTHERS                                                    potential.
VARIABLE SERIES
FUNDS INC)
                   --------------------------------------------------------------------------------------------------------------
                   Legg Mason Partners Variable Total       Seeks to obtain above-average              Salomon Brothers Asset
                   Return Portfolio -- Class II (formerly,  income (compared to a portfolio            Management Inc
                   Salomon Brothers Variable Total Return   entirely invested in equity securities).
                   Fund)                                    The portfolio's secondary objective is
                                                            to take advantage of opportunities to
                                                            achieve growth of capital and
                                                            income.
                   --------------------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Partners Variable             Seeks capital appreciation.                Salomon Brothers Asset
PARTNERS VARIABLE  Aggressive Growth Fund -- Class II                                                  Management Inc
PORTFOLIOS II      (formerly, Salomon Brothers Variable
(FORMERLY,         Aggressive Growth Fund)
GREENWICH STREET
SERIES FUND)
                   --------------------------------------------------------------------------------------------------------------
MFS(R)  VARIABLE   MFS(R) Investors Growth Stock Series --  Seeks long-term growth of capital          Massachusetts Financial
INSURANCE TRUST    Service Class Shares                     and future income rather than              Services Company
                                                            current income.
                   --------------------------------------------------------------------------------------------------------------
                   MFS(R) Investors Trust Series --         Seeks long-term growth of capital          Massachusetts Financial
                   Service Class Shares                     and secondarily reasonable current         Services Company
                                                            income.
                   --------------------------------------------------------------------------------------------------------------
                   MFS(R) Total Return Series --            Seeks above-average income.                Massachusetts Financial
                   Service Class Shares                     Reasonable opportunity for growth          Services Company
                                                            of capital and income is a
                                                            secondary objective.
                   --------------------------------------------------------------------------------------------------------------
                   MFS(R) Utilities Series --               Seeks capital growth and current           Massachusetts Financial
                   Service Class Shares                     income.                                    Services Company
                   --------------------------------------------------------------------------------------------------------------
OPPENHEIMER        Oppenheimer Balanced Fund/VA --          Seeks a high total investment              OppenheimerFunds, Inc.
VARIABLE ACCOUNT   Service Shares                           return, which includes current
FUNDS                                                       income and capital appreciation in
                                                            the value of its shares.
                   --------------------------------------------------------------------------------------------------------------
                   Oppenheimer Capital Appreciation         Seeks capital appreciation by              OppenheimerFunds, Inc.
                   Fund/VA -- Service Shares                investing in securities of well-
                                                            known, established companies.
                   --------------------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                              Adviser (and Sub-Adviser(s),
                Subaccount Investing In                          Investment Objective                as applicable)
                ----------------------------------------------------------------------------------------------------------
                Oppenheimer Global Securities            Seeks long-term capital                 OppenheimerFunds, Inc.
                Fund/VA -- Service Shares                appreciation by investing a
                                                         substantial portion of its assets in
                                                         securities of foreign issuers,
                                                         "growth type" companies, cyclical
                                                         industries and special situations
                                                         that are considered to have
                                                         appreciation possibilities.
                ----------------------------------------------------------------------------------------------------------
                Oppenheimer Main Street Fund/VA --       Seeks high total return (which          OppenheimerFunds, Inc.
                Service Shares                           includes growth in the value of its
                                                         shares as well as current income)
                                                         from equity and debt securities.
                ----------------------------------------------------------------------------------------------------------
                Oppenheimer Main Street Small Cap        Seeks capital appreciation.             OppenheimerFunds, Inc.
                Fund/VA -- Service Shares
                ----------------------------------------------------------------------------------------------------------
                Oppenheimer MidCap Fund/VA --            Seeks capital appreciation by           OppenheimerFunds, Inc.
                Service Shares (formerly, Oppenheimer    investing in "growth type"
                Aggressive Growth Fund/VA --             companies.
                Service Shares)
                ----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE  All Asset Portfolio -- Advisor Class     Seeks maximum real return               Pacific Investment
INSURANCE TRUST Shares                                   consistent with preservation of real    Management Company LLC
                                                         capital and prudent investment
                                                         management.
                ----------------------------------------------------------------------------------------------------------
                High Yield Portfolio -- Administrative   Seeks maximum total return,             Pacific Investment
                Class Shares                             consistent with preservation of         Management Company LLC
                                                         capital and prudent investment
                                                         management. Invests at least 80%
                                                         of its assets in a diversified
                                                         portfolio of high yield securities
                                                         ("junk bonds") rated below
                                                         investment grade but rated at least
                                                         Caa by Moody's or CCC by S&P, or,
                                                         if unrated, determined by PIMCO to
                                                         be of comparable quality, subject to
                                                         a maximum of 5% of total assets in
                                                         securities rated Caa by Moody's or
                                                         CCC by S&P, or, if unrated,
                                                         determined by PIMCO to be of
                                                         comparable quality.
                ----------------------------------------------------------------------------------------------------------
                Long-Term U.S. Government Portfolio --   Seeks maximum total return,             Pacific Investment
                Administrative Class Shares              consistent with preservation of         Management Company LLC
                                                         capital and prudent investment
                                                         management.
                ----------------------------------------------------------------------------------------------------------
                Low Duration Portfolio -- Administrative Seeks maximum total return,             Pacific Investment
                Class Shares                             consistent with preservation of         Management Company LLC
                                                         capital and prudent investment
                                                         management.
                ----------------------------------------------------------------------------------------------------------
                Total Return Portfolio -- Administrative Seeks maximum total return,             Pacific Investment
                Class Shares                             consistent with preservation of         Management Company LLC
                                                         capital and prudent investment
                                                         management.
                ----------------------------------------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                         Investment Objective                as applicable)
                   ---------------------------------------------------------------------------------------------------------
THE PRUDENTIAL     Jennison Portfolio -- Class II          Seeks long-term growth of capital.    Prudential Investments LLC
SERIES FUND                                                                                      (subadvised by Jennison
(FORMERLY, THE                                                                                   Associates LLC)
PRUDENTIAL
SERIES FUND, INC.)
                   ---------------------------------------------------------------------------------------------------------
                   Jennison 20/20 Focus Portfolio --       Seeks long-term growth of capital.    Prudential Investments LLC
                   Class II                                                                      (subadvised by Jennison
                                                                                                 Associates LLC)
                   ---------------------------------------------------------------------------------------------------------
                   Natural Resources Portfolio -- Class II Seeks long-term growth of capital.    Prudential Investments LLC
                                                                                                 (subadvised by Jennison
                                                                                                 Associates LLC)
                   ---------------------------------------------------------------------------------------------------------
RYDEX VARIABLE     OTC Fund/1/                             Seeks to provide investment results   Rydex Investments
TRUST                                                      that correspond to a benchmark for
                                                           over-the-counter securities. The
                                                           portfolio's current benchmark is the
                                                           NASDAQ 100 Index(TM). The NASDAQ
                                                           100 Index(TM) contains the 100
                                                           largest non-financial, non-utilities
                                                           stocks in the NASDAQ composite.
                   ---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE    Comstock Portfolio -- Class II Shares   Seeks capital growth and income       Van Kampen Asset
INVESTMENT TRUST                                           through investments in equity         Management
                                                           securities, including common
                                                           stocks, preferred stocks and
                                                           securities convertible into common
                                                           and preferred stocks.
                   ---------------------------------------------------------------------------------------------------------
                   Emerging Growth Portfolio --            Seeks capital appreciation.           Van Kampen Asset
                   Class II Shares                                                               Management
                   ---------------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                      The following Portfolio is not available for new purchase payments or transfers on or after November 15, 2004:

                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital.        Janus Capital
                   Service Shares                                                              Management LLC
                   -------------------------------------------------------------------------------------------------

                      The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                             Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                    Investment Objective                as applicable)
                     ----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total return     Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                    with reduced risk over the long term  Research Company
FUND                                                    by allocating its assets among        (subadvised by Fidelity
                                                        stocks, bonds, and short-term         Management & Research
                                                        instruments.                          (U.K.) Inc., Fidelity
                                                                                              Management & Research
                                                                                              (Far East) Inc., Fidelity
                                                                                              Investments Japan Limited,
                                                                                              Fidelity Investments Money
                                                                                              Management, Inc. and FMR
                                                                                              Co, Inc.)
                     ----------------------------------------------------------------------------------------------------
GOLDMAN SACHS        Goldman Sachs Mid Cap Value Fund   Seeks long-term capital               Goldman Sachs Asset
VARIABLE INSURANCE                                      appreciation.                         Management, L.P.
TRUST
                     ----------------------------------------------------------------------------------------------------
MFS(R)  VARIABLE     MFS(R) New Discovery Series --     Seeks capital appreciation.           Massachusetts Financial
INSURANCE TRUST      Service Class Shares                                                     Services Company
                     ----------------------------------------------------------------------------------------------------

                      Not all of these Portfolios may be available in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

                        (1) the investment objective of the Portfolio;

                        (2) the Portfolio's performance history;

                        (3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                        (4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

                      We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.10% to 0.35%. The Portfolios that pay a service fee to us are:

                        Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
                            Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico Growth Portfolio) Columbia Marsico International Opportunities Fund, Variable Series (formerly, Nations Marsico International Opportunities Portfolio)
                        Eaton Vance Variable Trust:
                            VT Floating-Rate Income Fund
                            VT Worldwide Health Sciences Fund
                        Evergreen Variable Annuity Trust:
                            Evergreen VA Omega Fund -- Class 2
                        GE Investments Funds, Inc.:
                            Total Return Fund -- Class 1 Shares
                        PIMCO Variable Insurance Trust:
                            All Asset Portfolio -- Advisor Class Shares
                            High Yield Portfolio -- Administrative Class Shares Long-Term U.S. Government
                            Portfolio -- Administrative Class Shares
                            Low Duration Portfolio -- Administrative Class
                            Shares
                            Total Return Portfolio -- Administrative Class
                            Shares

                        The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
                            Jennison Portfolio -- Class II
                            Jennison 20/20 Portfolio -- Class II
                            Natural Resources Portfolio -- Class II

                      We may realize a profit from providing these services, and if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.05% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust), Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, FAM Variable Series Funds, Inc., Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Funds Inc), Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series Fund), MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.), and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.

VOTING RIGHTS
                      As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION
PROGRAM
                      The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

GENERAL The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

                      GE Private Asset Management, Inc. ("GEPAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GEPAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GEPAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

                         . Certain of the optional riders available for
                           purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. Asset Allocation Model C can be elected as the Investment Strategy by contract owners that purchase the

                           Guaranteed Minimum Withdrawal Benefit for Life Rider Option or the Payment Protection Rider Option.

                         . Contract owners that do not purchase the Guaranteed
                           Minimum Withdrawal Benefit for Life Rider Option or the Payment Protection Rider Option may also elect to participate in the Asset Allocation Program. These contract owners may choose any one of the five available Asset Allocation Models.

                      If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

                      If you participate in the Asset Allocation Program, GEPAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GEPAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GEPAM's role as investment adviser for the Asset Allocation Program, you may review GEPAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GEPAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

THE ASSET ALLOCATION  There are five Asset Allocation Models, each comprised of
MODELS a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

                      Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GEPAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GEPAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

                      Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GEPAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GEPAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee for certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance.

PERIODIC UPDATES OF   Each of the Asset Allocation Models is evaluated
ASSET ALLOCATION      periodically (generally annually but not more than
MODELS AND NOTICES OF quarterly, unless determined to be necessary or
 UPDATES              appropriate by GEPAM) to assess whether the combination
                      of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

                      When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

                      When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or the Payment Protection Rider Option, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you did not elect the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or the Payment Protection Rider Option, you may change to a different Asset Allocation Model or reject the change.

                      If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GEPAM and GEPAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GEPAM with respect to the Asset Allocation Models. You will, however, continue to receive written materials from GEPAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

SELECTING AN ASSET    For contract owners who have not elected the Guaranteed
ALLOCATION MODEL      Minimum Withdrawal Benefit for Life Rider Option or the
                      Payment Protection Rider Option.

                      If you purchase the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or the Payment Protection Rider Option and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you elect to participate in the Asset Allocation Program and you have not elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or the Payment Protection Rider Option, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GEPAM. The following paragraph provides some information you may want to consider in making this decision.

                      You should consult with your registered representative on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or the Payment Protection Rider Option, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

                      You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GEPAM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

MONTHLY REBALANCING   Each calendar month (on the "monthly anniversary" of your
                      Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

                      - increases and decreases in Contract Value in each
                        Subaccount due to Subaccount performance; and

                      - increases and decreases in Contract Value in each
                        Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

                      The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

                      We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

QUARTERLY REPORTS     If you elect to participate in the Asset Allocation
                      Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is described below.

RISKS Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

                      An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

                      Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

                      GEPAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GEPAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GEPAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

                      In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GEPAM's ultimate parent, or its affiliates. GEPAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GEPAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GEPAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

THE MODELS            Information concerning the Asset Allocation Models is
                      provided on the following pages. These models are available effective May 1, 2006. You should review this information carefully before selecting or changing a Model.

                             Moderately                                      Moderately
    Conservative            Conservative              Moderate               Aggressive              Aggressive
     Allocation              Allocation              Allocation              Allocation              Allocation
      "Model A"               "Model B"               "Model C"               "Model D"               "Model E"
-----------------------------------------------------------------------------------------------------------------------
                                                Investor Profile
-----------------------------------------------------------------------------------------------------------------------
Investor is willing     Investor is willing     Investor is willing     Investor is willing     Investor is willing
to accept a low level   at accept a low to      to accept a moderate    at accept a moderate    at accept a high
of risk, has a short    moderate level of       level of risk, has a    to high level of        level of risk, has a
term (less than five    risk, has a             moderately long term    risk, has a long term   long term (more than
years) investment       moderately short term   (10 to 20 years)        (15 to 20 years)        15 years) investment
time horizon and is     (less than ten years)   investment time         investment time         time horizon and has
looking for an          investment time         horizon and is          horizon and is          the temperament to
investment that is      horizon and is          looking for an          looking for a growth    ride out market
relatively stable in    looking for an          investment with the     oriented investment.    swings.
value.                  investment to keep      opportunity for long
                        pace with inflation.    term moderate growth.
-----------------------------------------------------------------------------------------------------------------------

                                               Investor Objective
-----------------------------------------------------------------------------------------------------------------------
High level of current   Growth and current      Growth of capital       Growth of capital but   Growth of capital.
income with             income. Target          with a low to           without the price       Target allocation mix
preservation of         allocation mix is 40%   moderate level of       swings of an all        is 100% equities.
capital. Target         equities and 60%        current income.         equity portfolio.
allocation mix is 20%   fixed income.           Target allocation mix   Target allocation mix
equities and 80%                                is 60% equities and     is 80% equities and
fixed income.                                   40% fixed income.       20% fixed income.
-----------------------------------------------------------------------------------------------------------------------

       PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS FOR EXAMPLE ONLY

                                                   Portfolios                         Model A Model B Model C Model D Model E
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value            Franklin Templeton Variable Insurance Products Trust --
                           Mutual Shares Securities Fund -- Class 2 Shares               2%      3%      4%      6%      7%
                           --------------------------------------------------------------------------------------------------
                           Van Kampen Life Investment Trust --
                           Comstock Portfolio -- Class II Shares                         0%      1%      2%      2%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend            The Prudential Series Fund --
                           Jennison 20/20 Focus Portfolio -- Class II                    1%      6%      9%     12%     15%
                           --------------------------------------------------------------------------------------------------
                           Oppenheimer Variable Account Funds --
                           Oppenheimer Main Street Fund/VA -- Service Shares             1%      6%      9%     12%     15%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth           Janus Aspen Series -- Forty Portfolio -- Service Shares       2%      3%      5%      6%      8%
                           --------------------------------------------------------------------------------------------------
                           Fidelity(R) Variable Insurance Products Fund --
                           VIP Contrafund(R) Portfolio -- Service Class 2                0%      3%      4%      6%      7%
-----------------------------------------------------------------------------------------------------------------------------
International Value        AllianceBernstein Variable Products Series Fund, Inc. --
                           AllianceBernstein International Value Portfolio -- Class B    6%      9%     14%     18%     23%
-----------------------------------------------------------------------------------------------------------------------------
International Growth       Columbia Funds Variable Insurance Trust I --
                           Columbia Marsico International Opportunities Fund,
                           Variable Series                                               3%      5%      7%      9%     11%
                           --------------------------------------------------------------------------------------------------
                           AIM Variable Insurance Funds --
                           AIM V.I. International Growth Fund -- Series II shares        3%      4%      6%      9%     11%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate   GE Investments Funds, Inc. --
                           Real Estate Securities Fund                                   2%      0%      0%      0%      0%
-----------------------------------------------------------------------------------------------------------------------------

 Total % Equities                                                                       20%     40%     60%     80%    100%
-----------------------------------------------------------------------------------------------------------------------------

Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bonds           PIMCO Variable Insurance Trust --
                           High Yield Portfolio -- Administrative Class Shares           0%      6%      4%      1%      0%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds PIMCO Variable Insurance Trust --
                           Long-Term U.S. Government Portfolio -- Administrative
                           Class Shares                                                  0%      6%      4%      4%      0%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds    PIMCO Variable Insurance Trust --
                           Total Return Portfolio -- Administrative Class Shares        40%     30%     20%     10%      0%
                           --------------------------------------------------------------------------------------------------
                           GE Investments Funds, Inc. -- Income Fund                    20%     15%     10%      5%      0%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income  Eaton Vance Variable Trust -- VT Floating-Rate Income Fund   10%      0%      0%      0%      0%
-----------------------------------------------------------------------------------------------------------------------------
Cash Equivalents           GE Investments Funds, Inc. -- Money Market Fund              10%      3%      2%      0%      0%
-----------------------------------------------------------------------------------------------------------------------------

 Total % Fixed Income                                                                   80%     60%     40%     20%      0%
-----------------------------------------------------------------------------------------------------------------------------

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commission to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and costs of contract benefits through fees and charges imposed under the contracts. See the "Sale of the Contracts" provision of this prospectus for more information.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering income payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on total surrenders and
                      partial withdrawals of purchase payments taken within the first four years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. The surrender charge is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received      of the Surrendered or
             the Purchase Payment           Withdrawn Purchase Payment
       ------------------------------------------------------------------
                       0                                6%
                       1                                5%
                       2                                4%
                       3                                2%
                   4 or more                            0%
       ------------------------------------------------------------------

                      We do not assess the surrender charge:

                         . on amounts of Contract Value representing gain (as
                           defined below);

                         . on free withdrawal amounts (as defined below);

                         . on surrenders or partial withdrawals taken under
                           Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. See the "Optional Payment Plans", "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Option" and "Income Payments -- Payment Protection Rider Option" provisions of this prospectus.

                      We will also waive surrender charges arising from a surrender occurring before Income Payments begin if, at the time we receive the surrender request, we have received due proof that an Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract
                      Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS
FROM THE
SEPARATE
ACCOUNT
                      We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.70% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.55% and an administrative expense charge at an effective annual rate of 0.15%. The deductions from the Separate Account are reflected in your Contract Value.

GUARANTEED
MINIMUM
WITHDRAWAL
BENEFIT FOR LIFE
RIDER OPTION
CHARGE
                      We assess a charge for the Guaranteed Minimum Withdrawal Benefit for Life Rider Option equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

                      The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider Option may not be available in all markets. We reserve the right to discontinue offering the Guarantee Minimum Withdrawal Benefit for Life Rider Option at any time and for any reason.

PAYMENT
PROTECTION
RIDER OPTION
CHARGE
                      We charge you for expenses related to the Payment Protection Rider Option, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily, equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%. The Payment Protection Rider Option may not be available in all markets. We reserve the right to discontinue offering the Payment Protection Rider Option at any time and for any reason.

OTHER CHARGES

CHARGE FOR THE        We charge you for expenses related to the Annual Step-Up
ANNUAL STEP-UP        Death Benefit Rider Option. We deduct this charge against
DEATH BENEFIT         your assets in the Separate Account at each contract
RIDER OPTION          anniversary and at surrender to compensate us for the
                      increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the

                      Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES         Each Portfolio incurs certain fees and expenses. To pay
AND DEDUCTIONS        for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer after the first transfer in a calendar month. This charge is at our cost with no profit to us.

The Contract


                      The contract is an individual flexible premium variable deferred annuity contract. Your rights and benefits are described below and in the contract.

PURCHASE OF
THE CONTRACT
                      If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP
                      As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date;

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary (unless the primary beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      Neither the Annuitant nor the Joint Annuitant can be changed.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. If you elect the Payment Protection Rider Option, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the optional payment plan if you elected the rider at the time of application and you elect to take income payments under the rider.

ASSIGNMENT
                      An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, except for an assignment of the benefits provided under the Payment Protection Rider Option, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      If you elect the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

                      You may assign the benefits provided by the Payment Protection Rider Option. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider Option.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE
PAYMENTS
                      You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial purchase payment is $10,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY
AND VALUATION
PERIOD
                      We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF
PURCHASE
PAYMENTS
                      We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, according to your instructions. You may allocate purchase payments to up to 20 Subaccounts at any one time. If you have elected the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, you must allocate all purchase payments in accordance with the Investment

                      Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Option" and "Income Payments -- Payment Protection Rider Option" provisions in the prospectus. The percentage of any purchase payment that you can put into any one Subaccount must equal a whole percentage and cannot be less than $100.

                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF
ACCUMULATION
UNITS
                      Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges and administrative expense charge from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers

TRANSFERS
BEFORE THE
ANNUITY
COMMENCEMENT
DATE
                      All owners may transfer all or a portion of their assets among the Subaccounts of the Separate Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. If you elect the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.

                      We process transfers among the Subaccounts as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts. We may postpone transfers to, from or among the Subaccounts under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS
AMONG THE
SUBACCOUNTS
                      All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;

                        (2) a Portfolio Rebalancing program;

                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

                      In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

                        (2) the transfer would adversely affect unit values.

                      The affected Portfolio(s) determine whether these items apply.

                      We will treat all owners equally with respect to transfer requests.

TELEPHONE/
INTERNET
TRANSACTIONS
                      All owners may make their first 12 transfers in any calendar year among the Subaccounts by calling or electronically contacting us provided we receive written authorization at our Service Center to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF
TRANSACTIONS
                      We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE
ON RELIABILITY
                      Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY
THIRD PARTIES
                      As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

                      We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON
FREQUENT
TRANSFERS
                      The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The

                      U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the SEC, effective October 16, 2006, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST
AVERAGING
PROGRAM
                      The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application; or

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 313-5282.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

                         . when the assets in the Subaccount investing in the
                           GE Investments Funds, Inc. -- Money Market Fund are depleted.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

                      Dollar Cost Averaging is not available if you have elected the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option and you are allocating assets in accordance with the prescribed Investment Strategy.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO
REBALANCING
PROGRAM
                      Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form. You may not participate in the Portfolio Rebalancing program if you have elected the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option and you are allocating assets in accordance with the prescribed Investment Strategy.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

                         . you elected the Payment Protection Rider Option or
                           the Guaranteed Minimum Withdrawal Benefit for Life Rider Option at the time of application; and

                         . you reset your benefit by reallocating assets in
                           accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

                      We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Surrenders and Partial Withdrawals


SURRENDERS
AND PARTIAL
WITHDRAWALS
                      We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) your Contract Value (after deduction on any charge
                            for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis in proportion to your assets allocated to the Separate Account. If you elect the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that a partial withdrawal (including a partial withdrawal taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit for Life Rider Option) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

                      Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Federal Tax Matters" provision of this prospectus.

SYSTEMATIC
WITHDRAWAL
PROGRAM
                      The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any purchase payments in the contract and then from any gain earned. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

                        (1) you may request only one such change in a calendar
                            quarter; and

                        (2) if you did not elect the maximum amount you could
                            withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the free amount that you may withdraw in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Option" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED
MINIMUM
WITHDRAWAL
BENEFIT FOR LIFE
RIDER OPTION
                      The Guaranteed Minimum Withdrawal Benefit for Life Rider Option provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.

                      The rider may not be available in all markets. The Annual Step-Up Death Benefit Rider Option is not available with the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. The Guaranteed Minimum Withdrawal Benefit for Life Rider Option also may be referred to as "Lifetime Income Plus" in our marketing materials. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

                         . allocate all Contract Value to the prescribed Investment Strategy; and

                         . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

                      then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

                      For important information about the Investment Strategy, please see the "Investment Strategy" provision below.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

                        (a) is the greater of the Contract Value on the prior
                            contract anniversary and the Withdrawal Base; and

                        (b) is the Withdrawal Factor.

                      The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

                      Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

                      Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit for Life Rider Option that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

                      Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced as follows:

                      The Withdrawal Factor will be (a) minus (b), where:

                        (a) is the Withdrawal Factor; and

                        (b) is the Withdrawal Factor multiplied by 50%.

                      The Rider Death Benefit will be (a) minus (b), where:

                        (a) is the Rider Death Benefit; and

                        (b) is the Rider Death Benefit multiplied by 50%.

                      You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

                      We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

                      Notification. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

                      This benefit is not available to you if your benefit is:
                      (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy; (ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

                      Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

RESTORATION OR RESET
OF THE BENEFIT
                      Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

                      Reset. If all of the Annuitants are ages 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

                      If you do reset your Withdrawal Base, as of that date, we will:

                         .  reset the Withdrawal Base to your Contract Value;

                         . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

                         . reset the Investment Strategy to the current Investment Strategy.

                      There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         The Withdrawal Factor will be
         restored to 100% of the        The Withdrawal Factor will be
         original age Withdrawal        reset to 100% of the original
         Factor.                        age Withdrawal Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

                      For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

                      You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

                      Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Withdrawal Base minus the Gross
                            Withdrawal.

                      The new Rider Death Benefit equals the lesser of (a) and
                      (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Rider Death Benefit minus the Gross
                            Withdrawal.

                      If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

                      If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

                      You should carefully consider when to begin taking withdrawals if you elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

                      Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

                         . If the Withdrawal Limit is less than $100, we will
                           pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

                         . If the Withdrawal Limit is greater than $100, we
                           will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

                      Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

                      Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased by (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Rider Death Benefit minus the Gross
                            Withdrawal.

                      If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

                      Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

EXAMPLES The following examples show how the Guaranteed Minimum Withdrawal Benefit for Life Rider Option works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

                      This example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of -2%;

                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

                        (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,975        100,000      50,000
   75        35,975         5,000         30,256        100,000      45,000
   76        30,256         5,000         24,651        100,000      40,000
   77        24,651         5,000         19,158        100,000      35,000
   78        19,158         5,000         13,775        100,000      30,000
   79        13,775         5,000          8,499        100,000      25,000
   80         8,499         5,000          3,329        100,000      20,000
   81         3,329         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

                      This next example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of 8%;

                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

                        (7) the owner resets the Withdrawal Base of every third
                            contract anniversary; and

                        (8) the owner dies upon reaching age 90.

                                                      Withdrawal
        Contract Value - Withdrawals                    Base -   Rider Death
           Beginning       Taken -   Contract Value - Beginning   Benefit -
    Age     of Year      End of Year   End of Year     of Year   End of Year
    ------------------------------------------------------------------------
    65      $100,000       $ 5,000       $103,000      $100,000    $95,000
    66       103,000         5,150        106,090       100,000     89,850
    67       106,090         5,305        109,273       100,000     84,546
    68       109,273         5,464        112,551       109,273     79,082
    69       112,551         5,628        115,927       109,273     73,454
    70       115,927         5,796        119,405       109,273     67,658
    71       119,405         5,970        122,987       119,405     61,688
    72       122,987         6,149        126,677       119,405     55,538
    73       126,677         6,334        130,477       119,405     49,204
    74       130,477         6,524        134,392       130,477     42,681
    75       134,392         6,720        138,423       130,477     35,961
    76       138,423         6,921        142,576       130,477     29,040
    77       142,576         7,129        146,853       142,576     21,911
    78       146,853         7,343        151,259       142,576     14,568
    79       151,259         7,563        155,797       142,576      7,005
    80       155,797         7,790        160,471       155,797          0
    81       160,471         8,024        165,285       155,797          0
    82       165,285         8,264        170,243       155,797          0
    83       170,243         8,512        175,351       170,243          0
    84       175,351         8,768        180,611       170,243          0
    85       180,611         9,031        186,029       170,243          0
    86       186,029         9,301        191,610       186,029          0
    87       191,610         9,581        197,359       186,029          0
    88       197,359         9,868        203,279       186,029          0
    89       203,279        10,164        209,378       203,279          0
    ------------------------------------------------------------------------

WHEN THE RIDER IS     The Guaranteed Minimum Withdrawal Benefit for Life Rider
EFFECTIVE             Option must be elected at application. The rider will
                      remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

                      At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. This may provide higher income amounts and/or tax treatment than the payments received under this rider.

CHANGE OF OWNERSHIP   We must approve any assignment or sale of this contract
                      unless the assignment is a court ordered assignment.

GENERAL PROVISIONS    For purposes of this rider:

                      . A non-natural entity owner must name an Annuitant and
                        may name the Annuitant's spouse as a Joint Annuitant.

                      . An individual owner must also be an Annuitant.

                      . You may name only your spouse as a joint owner.

                      . If there is only one owner, that owner may name only
                        his or her spouse as a Joint Annuitant at issue.

                      . If you marry after issue, you may add your spouse as a
                        joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

DEATH PROVISIONS      At the death of the last Annuitant, a death benefit may
                      be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a),
                      (b) and (c), where:

                        (a) is the death benefit as calculated under the base
                            Contract;

                        (b) is the Rider Death Benefit; and

                        (c) is any amount payable by any other optional death
                            benefit rider.

                      The death benefit payable will be paid according to the distribution rules under the contract.

                      If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

                      If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

                      If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

INVESTMENT STRATEGY   In order to receive the full benefit provided by the
                      Guaranteed Minimum Withdrawal Benefit for Life Rider
                      Option, you must invest all purchase payments and allocations in accordance with a prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

                      The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

                      On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

                      Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

                      If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction of your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision.

                      The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:

                            FAM Variable Series Funds, Inc. -- Mercury Global Allocation V.I. Fund -- Class III Shares;

                            Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                            GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                            Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly, Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund);

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares; and/or

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; OR

                        (2) owners may allocate assets to Asset Allocation
                            Model C.

The Death Benefit


DISTRIBUTION
PROVISIONS UPON
DEATH OF OWNER
OR JOINT OWNER
                      In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

                        (1) an owner or joint owner; or

                        (2) the Annuitant or Joint Annuitant, if any owner or
                            joint owner is a non-natural entity.

                      The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

                      If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Service Center.

DEATH BENEFIT
AT DEATH OF
ANY ANNUITANT
BEFORE ANNUITY
COMMENCEMENT
DATE
                      If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit; and

                        (2) the Annual Step-Up Death Benefit Rider Option.

                      We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      The Basic Death Benefit available for all contracts issued is equal to the greater of:

                        (a) purchase payments adjusted for any partial
                            withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

                        (b) the Contract Value on the Valuation Day we receive
                            due proof of death and all required forms.

                      Partial withdrawals (including any withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value.

                      Please refer to Appendix A for an example of the calculation of the Basic Death Benefit.

ANNUAL STEP-UP
DEATH BENEFIT
RIDER OPTION
                      The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. The Annual Step-Up Death Benefit Rider Option is not available with the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

                         . the Basic Death Benefit; and

                         . the Annual Step-Up Death Benefit Rider Option
                           described below.

                      The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the

                      Valuation Day which we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of
                      (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

                      Partial withdrawals reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

                      The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

                      Partial withdrawals reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

                      You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

TERMINATION OF
DEATH BENEFIT
RIDER OPTION
WHEN CONTRACT
ASSIGNED OR SOLD
                      The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.


HOW TO CLAIM
PROCEEDS AND/OR
DEATH BENEFIT
PAYMENTS
                      At the death of:

                        (1) an owner or joint owner (or the Annuitant or Joint
                            Annuitant if any owner or joint owner is a non-natural entity); or

                        (2) the Annuitant or Joint Annuitant;

                      the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary;

                        (4) owner's or joint owner's estate.

                      The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

                      We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

                      Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made the default payment choice described below will apply):

                        (1) receive the proceeds in one lump sum;

                        (2) receive the proceeds over a period of five years
                            following the date of death. At the end of the five year period, any remaining amounts will be distributed in one lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

                        (3) elect Optional Payment Plan 1 or 2 as described in
                            the "Optional Payment Plans" section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

                        (4) if the designated beneficiary is the spouse of a
                            deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

                      If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, payments will default to payment choice 2.

DISTRIBUTION
RULES

WHEN DEATH OCCURS     If the sole designated beneficiary is the spouse of the
BEFORE INCOME         deceased owner, the spouse may continue the contract as
PAYMENTS BEGIN        the new owner. If the deceased owner was also an
                      Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving
                      Joint Annuitant will be removed from the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

                      If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice 1 or 2, unless payment choice 3 is timely elected, in which case payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

WHEN DEATH OCCURS     After income payments begin, if an owner, joint owner,
AFTER INCOME          Annuitant, or designated beneficiary dies while the
PAYMENTS BEGIN        contract is in force, payments that are already being
                      made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

Income Payments

                      The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. (Income payments may begin on a different date from the Payment Protection Plan(s) pursuant to the election of the Payment Protection Rider Option under the terms of that rider. See the "Payment Protection Rider Option" section of this provision.) An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse tax consequences. See the "Federal Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date, in one year increments up to the time income payments begin, to any date at least 13 months after your Contract Date and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). To change the Annuity Commencement Date, send a written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.

                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected the Payment Protection Rider Option and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. If you elected the Payment Protection Rider Option and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in one sum.

                      The contract provides optional forms of income payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. (See the "Requesting Payments" provision in this prospectus.) Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                        (1) your Surrender Value on the Valuation Day
                            immediately preceding your Annuity Commencement
                            Date;

                        (2) the settlement age on the Annuity Commencement
                            Date, and if applicable, the gender of the Annuitant(s);

                        (3) the specific payment plan you choose; and

                        (4) if you elect variable income payments, the
                            investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL
PAYMENT PLANS
                      The following Optional Payment Plans are available under the contract unless you have fully annuitized under the Payment Protection Rider Option:

                      Plan 1 -- Life Income with Period Certain. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                      Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate unless otherwise provided.

                      Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                      Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                      Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate unless otherwise provided.

                      Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If the Guaranteed Minimum Withdrawal Benefit for Life Rider has been elected and an Annuitant is at least age 95, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the General Account for up to six months from the date we receive the request for payment.

VARIABLE
INCOME
PAYMENTS
                      The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, times the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.
                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS
AFTER THE
ANNUITY
COMMENCEMENT
DATE
                      If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect the Payment Protection Rider Option, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. We will not assess a charge on such transfers. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. We reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

PAYMENT
PROTECTION
RIDER OPTION
                      The Payment Protection Rider Option provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

                      The Payment Protection Rider Option may not be available in all markets. This rider may be referred to as the "GE Principal Protection Advantage/SM/" in our marketing materials. We reserve the right to discontinue offering the Payment Protection Rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

INVESTMENT            In order to receive the full benefit provided by this
STRATEGY              rider, you must invest all purchase payments and
                      allocations in accordance with a prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

                      For contracts issued on or after May 1, 2006 and for contract owners who reset their benefit under the rider on or after May 1, 2006, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

                      Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

                      If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract

                      Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

                      At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

                      The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:

                            FAM Variable Series Funds, Inc. -- Mercury Global Allocation V.I. Fund -- Class III Shares;

                            Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                            GE Investments Funds, Inc. -- Total Return
                            Fund -- Class 3 Shares;

                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                            Legg Mason Partners Variable Portfolios I,
                            Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly, Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund);

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; OR

                        (2) owners may allocate assets to Asset Allocation
                            Model C.

                      If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

                      On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

BENEFIT BASE AND      Benefit base is used to calculate income base. Income
INCOME BASE           base is used to calculate the guaranteed amount of
                      monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds.
                      If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

                      The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

                      If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Payment Protection Rider that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Payment Protection Rider, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments;
                      (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

                      If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

                      All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any additional purchase payments received;

                        (b) is the Contract Value following the withdrawal; and

                        (c) is the Contract Value before the withdrawal.

                      On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any partial withdrawals;

                        (b) is the Contract Value following the conversion; and

                        (c) is the Contract Value before the conversion.

                      The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

                        Full Conversion of Benefit Base to Income Base

                        Initial purchase payment = $100,000
                        Benefit base on the prior Valuation Day = $100,000 Contract Value before conversion = $125,000
                        Income Start Value = $125,000
                        Income base = $100,000

                        Partial Conversion of Benefit Base to Income Base -- Up Market

                        Initial purchase payment = $100,000
                        Benefit base on the prior Valuation Day = $100,000 Contract Value before conversion = $125,000

                        Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
                        Contract Value following conversion = $75,000 Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
                        Income base = $100,000 x $50,000/$125,000 = $40,000

                        Partial Conversion of Benefit Base to Income
                        Base -- Down Market

                        Initial purchase payment = $100,000
                        Initial benefit base on the prior Valuation Day =
                        $100,000
                        Contract Value before conversion = $80,000
                        Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
                        Contract Value following conversion = $30,000 Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
                        Income base = $100,000 x $50,000/$80,000 = $62,500

                      The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for partial withdrawals;

                        (b) is the Income Start Value; and

                        (c) is the Contract Value before the conversion of
                            benefit base to income base.

Reset of Benefit Base You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

                         . reset the benefit base to your Contract Value;

                         . reset the charge for this rider (the new charge,
                           which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

                      You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected the Payment Protection Rider. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME        On the Income Start Date, we will begin making monthly
                      income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received.
                      The Income Start Value will then be applied to a Payment
                      Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year.
                      Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

                      Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS
ARE CALCULATED

Initial Income        The initial annual income amount for each Payment
Payment               Protection Plan is equal to (a) multiplied by (b), where:

                        (a) is the payment rate based upon the gender(s) and
                            settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

                        (b) is the Income Start Value less any premium tax.

                      For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

                      The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

                      The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by
                      (b) divided by (c), where:

                        (a) is the income base;

                        (b) is the guaranteed payment floor percentage for the
                            attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

                        (c) is 12.

                      The subsequent annual income amounts under the applicable
Subsequent Income     Payment Protection Plan are determined by means of
Payments              Annuity Units. The amount of any subsequent annual income
                      amount may be greater or less than the initial payment.
                      We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

THE ADJUSTMENT        An adjustment account is established on the Income Start
ACCOUNT               Date. The adjustment account tracks the difference
                      between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero.
                      Therefore, poor long-term performance of the underlying
                      Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying
                      Subaccount(s) performs well in a particular year.

                      The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero. One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

                      The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 times the guaranteed payment floor, minus 12
                            times the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount, minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and

                        (b) is the guaranteed payment floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b), where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

                      The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                        Guaranteed Change in  Adjustment               Net
         Annual  Level   Payment   Adjustment  Account    Monthly     Annual
 Annuity Income  Income   Floor     Account    Balance     Income   Investment
  Year   Amount  Amount (monthly)  (monthly)  (annually) (annually)   Return
 -----------------------------------------------------------------------------
    1    $12,000 $1,000   $1,100     $1,200     $1,200     $1,100       8.1%
    2     12,600  1,050    1,100        600      1,800      1,100       7.9%
    3     13,200  1,100    1,100          0      1,800      1,100       7.7%
    4     13,800  1,150    1,100       -600      1,200      1,100       7.5%
    5     14,400  1,200    1,100     -1,200          0      1,100       7.3%
    6     15,000  1,250    1,100          0          0      1,250       7.1%
    7     15,600  1,300    1,100          0          0      1,300     -20.8%
    8     12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 -----------------------------------------------------------------------------

                         1. The income base is the converted benefit base and
                            is assumed to be $220,000.

                         2. The first annual income amount is calculated by
                            applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

                         3. All subsequent annual income amounts are calculated
                            assuming hypothetical investment performance.

                         4. The level income amount is equal to the annual
                            income amount divided by 12.

                         5. The guaranteed payment floor is 6% of the income
                            base divided by 12.

                         6. The change in the adjustment account balance is
                            equal to the guaranteed payment floor minus the level income amount, multiplied by 12.

                         7. The adjustment account balance is the sum of the
                            changes in the adjustment account.

                         8. Monthly income is the greater of the level income
                            amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS      The following provisions apply to the rider.

                      Special Distribution Rules When an Owner Dies Before Monthly Income Starts

                      Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

                      If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

                      Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts

                      On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the death benefit prior to the conversion of
                            benefit base to income base;

                        (b) is the Contract Value after the conversion; and

                        (c) is the Contract Value before the conversion.

                      If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

                        (a) is (i) minus (ii), where:

                            (i) is the income base less any premium tax;

                           (ii) is the sum of all monthly income paid; and

                        (b) is zero.

WHEN THIS RIDER IS    The effective date of the rider is the Contract Date.
EFFECTIVE             This rider may not be terminated.


OWNERSHIP AND CHANGE  You may assign the benefits provided by the Payment
OF OWNERSHIP          Protection Rider Option. The Annuitant(s) will not change
                      if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment
                      Protection Rider Option.

                      If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

                      For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name a Joint Annuitant;

                         . a natural individual owner must also be an
                           Annuitant; and

                         . if there is only one natural owner, that owner may
                           name his or her spouse as a Joint Annuitant.

EXAMPLE The following example shows how the Payment Protection Rider Option works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 60, at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments or
                            withdrawals;

                        (3) all Contract Value is allocated to the prescribed
                            Investment Strategy at all times;

                        (4) the contract earns a net return of 0%;

                        (5) the Income Start Date is the third contract
                            anniversary;

                        (6) the guaranteed payment floor percentage is 4%; and

                        (7) the 12-month, period certain, single payment
                            immediate annuity rate is 0%.

                      On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                                      Additional
                                Monthly                                 Death
                         Annual  Level  Guaranteed                     Proceeds
                 Annuity Income Income   Payment   Monthly Adjustment (Beginning
                  Year   Amount Amount    Floor    Income   Account    of Year)
                 ---------------------------------------------------------------
                    1    $6,373  $531      $333     $531     $    0    $100,000
                    2     6,188   516       333      516          0      93,627
                    3     6,008   501       333      501          0      87,439
                    4     5,833   486       333      486          0      81,431
                    5     5,663   472       333      472          0      75,599
                 ---------------------------------------------------------------

                      The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .04) /12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

TAX TREATMENT OF      Monthly income payments allocated to investment options
PAYMENT PROTECTION    under the contract and other transfers to investment
RIDER OPTION          options are generally not subject to tax. However, if
                      monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

                      Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income that it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

                      Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to purchase the Payment Protection Rider Option in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and income payments, see the "Federal Tax Matters" provision of this prospectus.

Federal Tax Matters

INTRODUCTION
                      This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF
NON-QUALIFIED
CONTRACTS
                      This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of contract values. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) IRS rules are unclear, but with respect to an actual withdrawal or other transaction (such as an assignment or a gift) that is treated as a withdrawal for tax purposes, or if you purchased the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, it is possible that you will pay tax to the extent the remaining amount available under the benefit exceeds your "investment in the contract." This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Periodic payments paid under a benefit rider (as previously described in this prospectus) are generally not taxed as income payment. We will notify you annually of the taxable amount of your income payment.

                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

                         . The death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

                      Taxation of Death Benefit if Paid After the Annuity Commencement Date:

                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."

                      Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of the owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a withdrawal or an income
                           payment that you must include in income; and

                         . the amount that might be subject to the penalty tax
                           described above.

SECTION 1035
EXCHANGES
                      Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED
RETIREMENT
PLANS
                      We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified contracts described herein in the future. Prospective purchasers should contact our Service Center for information on the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs),
                           which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
                           59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement

                      Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      IRA's and Roth IRA's. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRS in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

                      The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

                      You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

                         . Under most qualified retirement plans, the owner
                           must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 701/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 701/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or income payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL
INCOME TAX
WITHHOLDING
                      We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE
INCOME TAX
WITHHOLDING
                      If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF
THE COMPANY
                      Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN
THE LAW
                      This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                      If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Sale of the Contracts

                      We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

                      Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 10.0% of your aggregate purchase payments.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of purchase payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

                      During 2005, 2004 and 2003, $5.3 million, $5.9 million and $17.0 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2005, 2004 and 2003, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

Additional Information

OWNER
QUESTIONS
                      The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN
PRIVILEGE
                      Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                             Genworth Life Insurance Company of New York
                                        Annuity New Business
                                        6610 W. Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless New York State Law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If New York State Law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken.

STATE
REGULATION
                      As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF
DEATH, AGE,
GENDER OR
SURVIVAL
                      We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND
REPORTS
                      As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER
INFORMATION
                      We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL
PROCEEDINGS
                      We, like other insurance companies, are involved in lawsuits. In some lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although neither the Company nor Capital Brokerage Corporation can predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us, the Separate Account, or Capital Brokerage Corporation.

                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

Examples of the Available Death Benefits

BASIC DEATH
BENEFIT
                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and takes no
                            partial withdrawals;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant's age is 75 on the Contract Date then:

                                                   Basic
                      Annuitant's End of Contract  Death
                          Age      Year   Value   Benefit
                      ------------------------------------
                          76        1    $103,000 $103,000
                          77        2     112,000  112,000
                          78        3      90,000  100,000
                          79        4     135,000  135,000
                          80        5     130,000  130,000
                          81        6     150,000  150,000
                          82        7     125,000  125,000
                          83        8     145,000  145,000
                      ------------------------------------

                      Partial withdrawals (including partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/06 $10,000  $10,000  $10,000
                       3/31/14           20,000   20,000
                       3/31/15           14,000   10,000
                       ---------------------------------

                      If a partial withdrawal of $7,000 is taken on March 31, 2015, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP
DEATH BENEFIT
RIDER OPTION
                      The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner takes no partial withdrawals; then

                                                   Death
                      End of Annuitant's Contract Benefit
                       Year      Age      Value   Amount
                      ------------------------------------
                        1        76      $103,000 $103,000
                        2        77       112,000  112,000
                        3        78        90,000  112,000
                        4        79       135,000  135,000
                        5        80       130,000  135,000
                        6        81       150,000  150,000
                        7        82       125,000  125,000
                        8        83       145,000  145,000
                      ------------------------------------

                      Partial withdrawals will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

Appendix B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          No Optional Benefit Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $11.83            $12.27        15,746     2005
                                                                           10.86             11.83        10,432     2004
                                                                           10.00             10.86             0     2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    11.06             11.84           130     2005
                                                                           10.56             11.06             0     2004
                                                                           10.00             10.56             0     2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                   10.63             12.30         7,764     2005
                                                                           10.00             10.63             0     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/1/                       11.07             11.49             0     2005
                                                                           10.65             11.07             0     2004
                                                                           10.00             10.65             0     2003
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                 10.84             11.04           974     2005
                                                                           10.49             10.84           539     2004
                                                                           10.00             10.49             0     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                 11.89             12.23        35,025     2005
                                                                           10.88             11.89        19,348     2004
                                                                           10.00             10.88             0     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B               10.54             12.07        10,385     2005
                                                                           10.00             10.54             0     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  11.21             12.65         1,333     2005
                                                                           10.52             11.21         1,335     2004
                                                                           10.00             10.52             0     2003
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                 10.00              9.94         5,116     2005
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
Separate Account Trust)
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations         11.58             12.23        37,408     2005
   Marsico Growth Portfolio)                                               10.42             11.58        16,607     2004
                                                                           10.00             10.42             0     2003
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable              12.48             14.66        17,862     2005
   Series (formerly, Nations Marsico International Opportunities           10.89             12.48        11,130     2004
   Portfolio)                                                              10.00             10.89             0     2003
-------------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust:
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.12             10.33        34,867     2005
                                                                        10.01             10.12        20,684     2004
                                                                        10.00             10.01             0     2003
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     11.20             11.78         5,276     2005
                                                                        10.72             11.20         5,056     2004
                                                                        10.00             10.72             0     2003
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.61             10.80           141     2005
                                                                        10.00             10.61             0     2004
----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                    $10.86            $10.96         6,471     2005
                                                                        10.00             10.86         2,383     2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares               10.00             11.05         3,581     2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.85             11.77             0     2005
                                                                        10.00             10.85             0     2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             11.20             12.12         1,489     2005
                                                                        10.00             11.20             0     2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  11.06             11.12         8,484     2005
                                                                        10.21             11.06         6,419     2004
                                                                        10.00             10.21             0     2003
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          11.59             12.63        29,108     2005
                                                                        10.30             11.59        11,802     2004
                                                                        10.00             10.30             0     2003
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.35             10.55         1,528     2005
                                                                        10.00             10.35             0     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        11.96             13.72        36,228     2005
                                                                        10.57             11.96        12,674     2004
                                                                        10.00             10.57             0     2003
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.67             12.65           127     2005
                                                                        10.71             10.67           142     2004
                                                                        10.00             10.71             0     2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        12.04             12.49        34,468     2005
                                                                        11.01             12.04        14,918     2004
                                                                        10.00             11.01             0     2003
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.72             11.12         1,965     2005
                                                                        10.58             10.72         1,663     2004
                                                                        10.00             10.58             0     2003
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.96             11.57         1,886     2005
                                                                        10.56             10.96         1,559     2004
                                                                        10.00             10.56             0     2003
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              13.15             15.26        39,595     2005
                                                                        10.73             13.15        17,053     2004
                                                                        10.00             10.73             0     2003
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.25             11.33         2,231     2005
                                                                        10.00             11.25           203     2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00             10.39        12,559     2005
----------------------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                              10.18             10.21        16,032     2005
                                                                           10.02             10.18        11,227     2004
                                                                           10.00             10.02             0     2003
-------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                      12.05             13.23         5,955     2005
                                                                           10.56             12.05         5,460     2004
                                                                           10.00             10.56             0     2003
-------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                         9.91             10.02        93,027     2005
                                                                            9.99              9.91        51,664     2004
                                                                           10.00              9.99             0     2003
-------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                              $11.17            $11.13        22,239     2005
                                                                           10.62             11.17         2,258     2004
                                                                           10.00             10.62             0     2003
-------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                              13.51             14.85        19,148     2005
                                                                           10.38             13.51         3,951     2004
                                                                           10.00             10.38             0     2003
-------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                    11.66             11.98        30,201     2005
                                                                           10.74             11.66        12,699     2004
                                                                           10.00             10.74             0     2003
-------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)            12.18             13.12        14,227     2005
                                                                           10.76             12.18         6,810     2004
                                                                           10.00             10.76             0     2003
-------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                      11.21             11.42        19,282     2005
                                                                           10.54             11.21         8,024     2004
                                                                           10.00             10.54             0     2003
-------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                         11.39             11.47        13,409     2005
                                                                           10.71             11.39         3,095     2004
                                                                           10.00             10.71             0     2003
-------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                        11.56             11.83         3,251     2005
                                                                           10.73             11.56         2,802     2004
                                                                           10.00             10.73             0     2003
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                         10.00             11.37         1,598     2005
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                     11.02             11.66        20,268     2005
                                                                           10.35             11.02        12,244     2004
                                                                           10.00             10.35             0     2003
-------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                        12.52             13.85             0     2005
                                                                           10.80             12.52             0     2004
                                                                           10.00             10.80             0     2003
-------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                         12.83             16.64           604     2005
                                                                           11.00             12.83           646     2004
                                                                           10.00             11.00             0     2003
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
(formerly, Greenwich Street Series Fund)
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio --              11.56             12.46         2,484     2005
   Class II (formerly, Salomon Brothers Variable Aggressive Growth         10.81             11.56         1,088     2004
   Fund)                                                                   10.00             10.81             0     2003
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
(formerly, Salomon Brothers Variable Series Funds Inc)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II              11.41             11.64        10,331     2005
   (formerly, Salomon Brothers Variable All Cap Fund)                     10.74             11.41         6,673     2004
                                                                          10.00             10.74             0     2003
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                10.00             10.54             0     2005
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $11.26            $11.54         5,519     2005
                                                                          10.51             11.26         5,634     2004
                                                                          10.00             10.51             0     2003
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                   11.66             12.27         2,130     2005
                                                                          10.68             11.66         2,163     2004
                                                                          10.00             10.68             0     2003
------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                     10.75             11.10         2,792     2005
                                                                          10.30             10.75         1,655     2004
                                                                          10.00             10.30             0     2003
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                      10.00             10.31        26,801     2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                         13.93             15.97         7,544     2005
                                                                          10.92             13.93         3,568     2004
                                                                          10.00             10.92             0     2003
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -- Class 2 Shares
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                          10.93             11.14         1,813     2005
                                                                          10.00             10.93           320     2004
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares              11.21             11.56        22,778     2005
                                                                          10.70             11.21        17,912     2004
                                                                          10.00             10.70             0     2003
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                 12.74             14.28        23,345     2005
                                                                          10.90             12.74         4,861     2004
                                                                          10.00             10.90             0     2003
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                       11.41             11.86        17,085     2005
                                                                          10.64             11.41        14,912     2004
                                                                          10.00             10.64             0     2003
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares             12.38             13.35        11,893     2005
                                                                          10.56             12.38         8,446     2004
                                                                          10.00             10.56             0     2003
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,                 12.03             13.25         1,666     2005
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)               10.25             12.03         1,687     2004
                                                                          10.00             10.25             0     2003
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                             10.00             10.40         6,982     2005
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                     11.03             11.29        18,988     2005
                                                                          10.24             11.03        14,878     2004
                                                                          10.00             10.24             0     2003
------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative                   10.55             10.86        23,483     2005
   Class Shares                                                            9.97             10.55        13,743     2004
                                                                          10.00              9.97             0     2003
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                   10.00              9.97        13,776     2005
------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                   10.34             10.41        72,293     2005
                                                                          10.03             10.34        44,613     2004
                                                                          10.00             10.03             0     2003
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series Fund,
Inc.)
-----------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                        $11.37            $12.75           821     2005
                                                                         10.59             11.37             0     2004
                                                                         10.00             10.59             0     2003
-----------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                             12.35             14.72           159     2005
                                                                         10.88             12.35           172     2004
                                                                         10.00             10.88             0     2003
-----------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                10.00             14.84         1,808     2005
-----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                               11.45             11.38           107     2005
                                                                         10.65             11.45           102     2004
                                                                         10.00             10.65             0     2003
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust:
-----------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                  12.49             12.78        24,762     2005
                                                                         10.82             12.49         8,744     2004
                                                                         10.00             10.82             0     2003
-----------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                           10.90             11.54         1,557     2005
                                                                         10.39             10.90         1,369     2004
                                                                         10.00             10.39             0     2003
-----------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund - Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund --  VIP Balanced
   Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares

             The Payment Protection Rider Optional Benefit Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.00            $10.31            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    10.00             10.70            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                   10.00             11.35            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/1/                       10.00             10.30            --     2005
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                 10.00             10.48            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                 10.00             10.21            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B               10.00             11.37            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  10.00             11.01            --     2005
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                 10.00             10.07            --     2005
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
Separate Account Trust)
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations
   Marsico Growth Portfolio)                                               10.00             10.37            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable
   Series (formerly, Nations Marsico International Opportunities
   Portfolio)                                                              10.00             12.11            --     2005
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust:
-------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                             10.00             10.09            --     2005
-------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                        10.00             10.66            --     2005
-------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                       10.00             10.35            --     2005
-------------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                        10.00             10.25            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares                  10.00             10.72            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                   10.00             10.43            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares                10.00             10.69            --     2005
-------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                     10.00             10.03            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                             10.00             10.69            --     2005
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                       10.00             10.19         1,869     2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                           10.00             10.90            --     2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2            10.00             11.09            --     2005
-------------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund (continued)
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                  10.00             10.36             --    2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                           10.00             10.35             --    2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                         10.00             10.79             --    2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                 10.00             11.07             --    2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                        10.00             10.25             --    2005
-------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                        10.00              9.75         33,114    2005
-------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                             $10.00            $ 9.96             --    2005
-------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                      10.00             10.47             --    2005
-------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                        10.00             10.05             --    2005
-------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                               10.00             10.03             --    2005
-------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                              10.00             10.18             --    2005
-------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                    10.00             10.19             --    2005
-------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)            10.00             10.14             --    2005
-------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                      10.00             10.27         29,764    2005
-------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                         10.00             10.08             --    2005
-------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                        10.00             10.17             --    2005
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                         10.00             10.25             --    2005
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                     10.00             10.38            177    2005
-------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                        10.00             10.43             --    2005
-------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                         10.00             12.42             --    2005
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
(formerly, Greenwich Street Series Fund)
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio --
   Class II (formerly, Salomon Brothers Variable Aggressive Growth
   Fund)                                                                   10.00             10.74             --    2005
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
(formerly, Salomon Brothers Variable Series Funds Inc)
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II
   (formerly, Salomon Brothers Variable All Cap Fund)                      10.00             10.27             --    2005
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                 10.00             10.15            180    2005
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares             10.00             10.23             --    2005
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    10.00             10.40             --    2005
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      10.00             10.48             --    2005
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       10.00             10.02        101,106    2005
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          10.00             10.57             --    2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -- Class 2 Shares
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               10.00             10.02         2,561     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   10.00             10.36            --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      10.00             11.04            --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            10.00             10.28            --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  10.00             10.51            --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA - Service Shares (formerly,
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)                    10.00             10.36            --     2005
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                 $10.00            $10.20            --     2005
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          10.00             10.02            --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative
   Class Shares                                                                10.00              9.94            --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        10.00              9.97            --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        10.00              9.94            --     2005
-----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.)
-----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                               10.00             10.81            --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                   10.00             11.17            --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                      10.00             12.80            --     2005
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                     10.00             10.32            --     2005
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust:
-----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                        10.00             10.28            --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                                 10.00             10.40            --     2005
-----------------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares

The Guaranteed Minimum Withdrawal Benefit for Life Rider Option was added effective May 1, 2006. Therefore, no condensed financial information is available with this option.

Table of Contents

Statement of Additional Information


                                                                           Page
The Company...............................................................  B-3

The Separate Account......................................................  B-3

The Contracts.............................................................  B-4
   Transfer of Annuity Units..............................................  B-4
   Net Investment Factor..................................................  B-4

Termination of Participation Agreements...................................  B-5

Calculation of Performance Data...........................................  B-7
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market
     Fund.................................................................  B-7
   Other Subaccounts......................................................  B-8
   Other Performance Data................................................. B-10

Tax Matters............................................................... B-10
   Taxation of Genworth Life Insurance Company of New York
     (formerly, GE Capital Life Assurance Company of New York)............ B-10
   IRS Required Distributions............................................. B-11

General Provisions........................................................ B-12
   Using the Contracts as Collateral...................................... B-12
   The Beneficiary........................................................ B-12
   Non-Participating...................................................... B-12
   Misstatement of Age or Gender.......................................... B-12
   Incontestability....................................................... B-12
   Statement of Values.................................................... B-12
   Trust as Owner or Beneficiary.......................................... B-12
   Written Notice......................................................... B-12

Legal Developments Regarding Employment-Related Benefit Plans............. B-13

Regulation of Genworth Life Insurance Company of New York
(formerly, GE Capital Life Assurance Company of New York)................. B-13

Experts................................................................... B-13

Financial Statements...................................................... B-13

                  Genworth Life Insurance Company of New York
           (formerly, GE Capital Life Assurance Company of New York)
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

                      Genworth Life Insurance Company of New York
                      Variable Annuity Service Center
                      6610 W. Broad Street
                      Richmond, VA 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account, to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street
                      __________________________________________________________
                                      City               State
                                                                    Zip

                      Signature of Requestor: __________________________________
                                                               Date